STOCKHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
Schedule Of Assumptions in valuing Warrants
Risk free interest rate (annual)	0.88%
Expected volatility	110%
Expected life	5 Years
Assumed dividends	none

Schedule of Stock Option Activity
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	3,548,000	$1.11	8.45
Granted	31,800,000	0.39	10
Exercised	-	-	-
Forfeited	(500,000)	0.81	8.59
Cancelled	-	-	-
Balance outstanding at June 30, 2012	34,848,000	$0.46	9.60

Options exercisable at June 30, 2012	31,395,467	$0.46
Options expected to vest	3,452,533
Weighted average fair value of options granted during the period		$0.36

Schedule of Warrant Activity
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	35,603,142	$2.64	3.94
Granted	20,449,150	0.46	4.20
Cancelled	(32,430,954)	2.83	3.86
Forfeited	-	-	-
Exercised	(11,399,150)	0.42	4.64
Balance at June 30, 2012	12,222,188	$0.55	2.77

Warrants exercisable at June 30, 2012	12,222,188	$0.55	2.77

Weighted average fair value of options granted during the six months ended June 30, 2012		$0.37